Other financial assets (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Non-current
Equity Investment		$ 3,372	$ 0
Related parties (Note 27)		2,339	2,500
Non-current financial assets		5,711	2,500
Current
Current financial assets		80,979	39,796
Other financial assets at fair value through profit or loss
Non-current
Equity Investment	[1]	3,372	0
Current
Corporate Bonds		21,391	12,593
Treasury bills		11,872	0
Related parties		4,744	3,621
Current financial assets		38,007	16,214
Other financial assets at amortized cost
Non-current
Time Deposits		0	2,500
Related parties (Note 27)		2,339	0
Current
Related parties (Note 27)		13,569	0
Time Deposits		24,400	23,500
Treasury bills		4,946	0
Other		57	82
Current financial assets		$ 42,972	$ 23,582

[1]	As of December 31, 2018 includes equity investments where the group holds a minor equity interest and does not exert significant influence, mainly TA's purchase of a 8.16% stake in Firenze Parcheggi S.p.A., a company that manages public parking lots in Florence, for a global amount of 2,843 (approximately USD 3,255).